Loans Payable (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Outstanding Mortgage Loans Payable Secured by Properties
At December 31, 2021 and 2020, the Account had outstanding loans payable secured by the following properties (millions):

Property	Interest Rate and Payment Frequency(2)	Principal Amounts Outstanding as of December 31,		Maturity
		2021	2020
Ascent at Windward	3.51% paid monthly	$—	$34.6	January 1, 2022
The Palatine	4.25% paid monthly	—	74.4	January 10, 2022
The Forum at Carlsbad	4.25% paid monthly	—	84.0	March 1, 2022
Fusion 1560	3.42% paid monthly	37.4	37.4	June 10, 2022
San Diego Office Portfolio(4)	3.62% paid monthly	51.4	51.2	August 9, 2022
The Colorado(1)	3.69% paid monthly	84.7	86.4	November 1, 2022
The Legacy at Westwood(1)	3.69% paid monthly	43.2	44.0	November 1, 2022
Regents Court(1)	3.69% paid monthly	36.6	37.3	November 1, 2022
1001 Pennsylvania Avenue(1)	3.70% paid monthly	308.1	314.3	June 1, 2023
Biltmore at Midtown	3.94% paid monthly	36.4	36.4	July 5, 2023
Cherry Knoll	3.78% paid monthly	35.3	35.3	July 5, 2023
Lofts at SoDo	3.94% paid monthly	35.1	35.1	July 5, 2023
Pacific City	2.00% + LIBOR paid monthly	105.0	105.0	October 1, 2023
The Stratum(4)	2.45% paid monthly	39.8	—	May 9, 2024
Spring House Innovation Park(4)	1.25% + LIBOR paid monthly	40.5	—	July 9, 2024
1401 H Street, NW	3.65% paid monthly	115.0	115.0	November 5, 2024
The District at La Frontera(1)	3.84% paid monthly	37.8	38.4	December 1, 2024
The District at La Frontera(1)	4.96% paid monthly	4.2	4.2	December 1, 2024
Circa Green Lake	3.71% paid monthly	52.0	52.0	March 5, 2025
Union - South Lake Union	3.66% paid monthly	57.0	57.0	March 5, 2025
Holly Street Village	3.65% paid monthly	81.0	81.0	May 1, 2025
Henley at Kingstowne(1)	3.60% paid monthly	69.1	70.3	May 1, 2025
32 South State Street	4.48% paid monthly	24.0	24.0	June 6, 2025
Vista Station Office Portfolio(1)	4.00% paid monthly	19.3	19.9	July 1, 2025
780 Third Avenue	3.55% paid monthly	150.0	150.0	August 1, 2025
780 Third Avenue	3.55% paid monthly	20.0	20.0	August 1, 2025

Property	Interest Rate and Payment Frequency(2)	Principal Amounts Outstanding as of December 31,		Maturity
		2021	2020
Reserve at Chino Hills(4)	1.50% + LIBOR paid monthly	$68.2	$—	August 9, 2025
Vista Station Office Portfolio(1)	4.20% paid monthly	42.9	43.9	November 1, 2025
Sixth & Main(4)	1.87% + LIBOR paid monthly	40.4	—	November 9, 2025
701 Brickell Avenue(1)	3.66% paid monthly	182.0	184.0	April 1, 2026
Marketplace at Mill Creek	3.82% paid monthly	39.6	39.6	September 11, 2027
Overlook At King Of Prussia	3.82% paid monthly	40.8	40.8	September 11, 2027
Winslow Bay	3.82% paid monthly	25.8	25.8	September 11, 2027
1900 K Street, NW	3.93% paid monthly	163.0	163.0	April 1, 2028
99 High Street	3.90% paid monthly	277.0	277.0	March 1, 2030
Total Principal Outstanding		$2,362.6	$2,381.3
Fair Value Adjustment(3)		17.9	30.1
Total Loans Payable		$2,380.5	$2,411.4
(1)The mortgage is adjusted monthly for principal payments.
(2)All interest rates are fixed except for Pacific City, Spring House Innovation Park, Reserve at Chino Hills and Sixth & Main, which have variable interest rates based on a spread above the one month London Interbank Offered Rate, as published by ICE Benchmark Administration Limited. Some mortgages held by the Account are structured to begin principal and interest payments after an initial interest only period.
(3)The fair value adjustment consists of the difference (positive or negative) between the principal amount of the outstanding debt and the fair value of the outstanding debt. See Note 1—Organization and Significant Accounting Policies.
(4)The loan is collateralized by a mezzanine loan receivable. The mezzanine loan receivable is collateralized by the property reflected within the table above.

Schedule of Maturities of Long-term Debt	Principal payment schedule on loans payable as of December 31, 2021 was as follows (in millions):

Amount
2022	$270.7
2023	523.1
2024	245.6
2025	621.4
2026	170.2
Thereafter	531.6
Total maturities	$2,362.6